Commitment and Contingencies - Operating Lease Maturity Schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 552	$ 705
2021	569	489
2022	163	163
Total	$ 1,284	$ 1,357